19. SUBSEQUENT EVENTS (Details Narrative)	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent events description	the Company closed a private placement equity financing with Investissement Québec, acting as mandatory for the government of Québec, and issued a total of 1,978,750 common shares at a price of $9.25 per share for proceeds to the Company of $18.3M.